OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2014
OTHER COMPREHENSIVE LOSS

3. OTHER COMPREHENSIVE LOSS

Other comprehensive loss consists of the foreign currency translation adjustment associated with our Canadian operations’ use of the Canadian dollar as their functional currency and changes in the unrealized gains on cash flow hedging instruments and available-for-sale securities. The tax effects allocated to each component of other comprehensive loss are as follows:

Years Ended December 31,	2014	2013	2012
Foreign currency translation adjustment	$(21,117)	$(16,365)	$(3,191)

Unrealized gain on cash flow hedging instruments	384	—	—
Income tax expense	(104)	—	—

Unrealized gain on cash flow hedging instruments, net of tax	280	—	—

Unrealized gain on available-for-sale securities	1	39	63
Income tax expense	—	(15)	(28)

Unrealized gain on available-for-sale securities, net of tax	1	24	35

Other comprehensive loss	$(20,836)	$(16,341)	$(3,156)

The changes in each component of accumulated other comprehensive loss, net of tax, are as follows:

Years Ended December 31,	2014	2013	2012
Foreign currency translation adjustment:
Beginning balance	$(11,181)	$(1,785)	$—
Current period other comprehensive loss	(12,442)	(9,396)	(1,785)

Ending balance	(23,623)	(11,181)	(1,785)

Cash flow hedging instruments:
Beginning balance	—	—	—
Current period other comprehensive income	168	—	—
Less reclassification adjustments	—	—	—

Ending balance	168	—	—

Available-for-sale securities:
Beginning balance	(293)	(317)	(352)
Current period other comprehensive income	1	24	35

Ending balance	(292)	(293)	(317)

Accumulated other comprehensive loss, net of tax	$(23,747)	$(11,474)	$(2,102)